Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 7,596	$ 6,329	$ 5,458
Other Comprehensive Income (Loss)
Changes in unrealized gains (losses) on investment securities available-for-sale	2,355	(60)	1,500
Changes in unrealized gains (losses) on derivative hedges	400	(676)	(252)
Changes in debit valuation adjustments	(15)	1	0
Foreign currency translation	1	18	21
Changes in unrealized gains (losses) on retirement plans	212	245	(262)
Reclassification to earnings of realized (gains) losses	777	910	748
Income taxes related to other comprehensive income (loss)	(953)	(106)	(444)
Total other comprehensive income (loss)	2,777	332	1,311
Comprehensive income (loss)	10,373	6,661	6,769
Comprehensive (income) loss attributable to noncontrolling interests	(26)	(30)	(29)
Comprehensive income (loss) attributable to U.S. Bancorp	$ 10,347	$ 6,631	$ 6,740